UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     3V Capital Management LLC
Address:  3 Greenwich Office Park
          Greenwich, CT  06831

Form 13F File Number:  028-12288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Scott Stagg
Title: Managing Member
Phone: (203) 660-6158

Signature, Place, and Date of Signing:


/s/ Scott Stagg              Greenwich, CT          November 14, 2007
     [Signature]             [City, State]              [Date]


Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $179,593 (in thousands)

List of Other Included Managers:


* Messrs. Scott Stagg and Gary Katcher are the investment managers of 3V Capital Management LLC and 3V Capital Advisors LLC which have investment discretion over the investment portfolios reported herein.

                                  Title Of                Value   SH/Prn   SH/ PUT/ Investment  Other     Voting Authority
Name Of Issuer                     Class         CUSIP   x$1,000    Amt    Prn CALL Discretion Managers   Sole    Shared None
AES CORP                      Common           00130H105  13,804   688,800 SH         SHARED              688,800
ALLTEL CORP                   Common           020039103   1,394    20,000 SH         SHARED               20,000
ARCHSTONE SMITH TR            Common           039583109   2,406    40,000 SH         SHARED               40,000
ATLAS AIR WORLDWIDE HLDGS INC Common New       049164205   5,896   114,200 SH         SHARED              114,200
AUGUSTA RES CORP              Common New       050912203   1,575   588,200 SH         SHARED              588,200
AVAYA INC                     Common           053499109   1,187    70,000 SH         SHARED               70,000
BALLANTYNE OMAHA INC          Common           058516105     249    42,053 SH         SHARED               42,053
CATALINA MARKETING CORP       Common           148867104   1,296    40,000 SH         SHARED               40,000
CDW CORP                      Common           12512N105   2,616    30,000 SH         SHARED               30,000
CLEAR CHANNEL COMMUNICATIONS  Common           184502102     562    15,000 SH         SHARED               15,000
DADE BEHRING HLDGS INC        Common           23342J206     405     5,300 SH         SHARED                5,300
DELTA AIR LINES INC DEL       Common New       247361702   8,004   445,900 SH         SHARED              445,900
EASYLINK SERVICES INTL INC    CL A             277858106     895   252,954 SH         SHARED              252,954
GRACE W R & CO DEL NEW        Common           38388F108   4,037   150,313 SH         SHARED              150,313
GUITAR CTR MGMT INC           Common           402040109     445     7,500 SH         SHARED                7,500
HAYNES INTERNATIONAL INC      Common New       420877201   9,380   109,870 SH         SHARED              109,870
HILTON HOTELS CORP            Common           432848109     758    16,300 SH         SHARED               16,300
IPCS INC                      Common New       44980Y305  36,133 1,050,679 SH         SHARED            1,050,679
LYONDELL CHEMICAL CO          Common           552078107     927    20,000 SH         SHARED               20,000
MIRANT CORP NEW               Common           60467R100     308     7,577 SH         SHARED                7,577
MIRANT CORP NEW - A           *W EXP 01/03/201 60467R118     850    40,016 SH         SHARED               40,016
MIRANT CORP NEW - B           *W EXP 01/03/201 60467R126     657    29,796 SH         SHARED               29,796
NEON COMMUNICATIONS GROUP IN  Common           64050T101     945   192,800 SH         SHARED              192,800
NORTHWEST AIRLS CORP          Common           667280408  11,950   671,372 SH         SHARED              671,372
NRG ENERGY INC                Common New       629377508  25,899   612,426 SH         SHARED              612,426
NUVEEN INVTS INC              CL A             67090F106   1,579    25,500 SH         SHARED               25,500
OWENS CORNING NEW             Common           690742101   2,104    84,000 SH         SHARED               84,000
RIVIERA HLDGS CORP            Common           769627100   5,526   196,988 SH         SHARED              196,988
SHENANDOAH TELECOMMUNICATION  Common           82312B106  32,982 1,515,702 SH         SHARED            1,515,702
SIERRA HEALTH SVCS INC        Common           826322109     928    22,000 SH         SHARED               22,000
SLM CORP                      Common           78442P106     149     3,000 SH         SHARED                3,000
U S XPRESS ENTERPRISES INC    CL A             90338N103     862    43,600 SH         SHARED               43,600
UNIVERSAL POWER GROUP INC     Common           913788105   2,885   629,900 SH         SHARED              629,900
                                                         179,593